ACCOUNTS AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounts Receivable [Line Items]
IVA receivable	$ 12,342	$ 12,620
IVA receivables current	9,666	10,572
IVA receivables noncurrent	2,676	2,048
El Cubo [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables current	978	3,810
IVA receivables noncurrent	347
Guanacevi [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables current	7,714	$ 6,628
IVA receivables noncurrent	1,475
Terronera [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables noncurrent	$ 854